Business Combination - Additional Information (Detail)	1 Months Ended	12 Months Ended			1 Months Ended
	Oct. 01, 2013 91 Wireless USD ($)	Dec. 31, 2013 91 Wireless USD ($)	Dec. 31, 2013 91 Wireless CNY	Oct. 01, 2013 91 Wireless CNY	Oct. 01, 2013 91 Wireless Trademarks USD ($)	Oct. 01, 2013 91 Wireless Trademarks CNY	Oct. 01, 2013 91 Wireless Customer relationships USD ($)	Oct. 01, 2013 91 Wireless Customer relationships CNY	Oct. 01, 2013 91 Wireless Software USD ($)	Oct. 01, 2013 91 Wireless Software CNY	Oct. 01, 2013 91 Wireless Developer Relationship USD ($)	Oct. 01, 2013 91 Wireless Developer Relationship CNY	Oct. 01, 2013 91 Wireless User List USD ($)	Oct. 01, 2013 91 Wireless User List CNY	Jul. 20, 2011 Qunar USD ($)	Jul. 20, 2011 Qunar CNY
Business Acquisition [Line Items]
Business combination, percentage of voting interests acquired	100.00%
Business combination, cash paid upon acquisition	$ 1,830,000,000
Business combination, amount deposited in an escrow account	10,000,000
Business combination, escrow period	18 months
The fair value of acquired intangible assets	189,355,000			1,146,300,000	47,740,000	289,000,000	49,890,000	302,000,000	18,850,000	114,100,000	13,450,000	81,400,000	59,430,000	359,800,000		711,570,000
Intangible assets, useful life					10 years	10 years	3 years 3 months 18 days	3 years 3 months 18 days	5 years 3 months 18 days	5 years 3 months 18 days	2 years 3 months 18 days	2 years 3 months 18 days	3 years 3 months 18 days	3 years 3 months 18 days
Business combination, acquisition related costs		2,760,000	16,700,000
Business combination, amount of revenue of the acquiree included in the Company's consolidated statements of comprehensive income from the acquisition date		42,920,000	259,840,000
Business combination, amount of net income of the acquiree included in the Company's consolidated statements of comprehensive income from the acquisition date		4,600,000	27,840,000
Business combination, percentage of equity interests acquired																62.01%
Business combination, purchase consideration															$ 300,280,000